SCHEDULE OF LEASE EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Leases
Operating lease expense	$ 139,390	$ 157,043
Variable lease expense	8,365	24,419
Total lease expense	147,755	181,462
Sublease (income)		(3,148)
Total net lease expense	$ 147,755	$ 178,314